                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 28-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               November 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       115

Form 13F Information Table Value Total:   $   36,437
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE






COLUMN 1                       COLUMN 2    COLUMN 3      COLUMN 4    COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                 TITLE       CUSIP         VALUE       SHARES OR               INVESTMENT   MANA-      VOTING
                               OF          NUMBER        X($1000)    PRINCIPLE   SH/  PUT/   DISCRETION   GERS       AUTHORITY
                               CLASS                                 AMOUNT      PRN  CALL                           (SHARED)
--------------                 --------    ---------     --------    ---------   ---  ----   ----------   --------   ---------

AMIS Holdings Inc	       OTC EQ	   031538101	 $394	     29,150 	SH	      SHARED	  NONE	      29,150
AMN Healthcare Services Inc    COMMON	   001744101	 $598	     50,000 	SH	      SHARED	  NONE	      50,000
Actel Corporation	       OTC EQ	   004934105	 $833	     54,800 	SH	      SHARED	  NONE	      54,800
Airtran Holdings Inc	       COMMON	   00949P108	 $393	     39,500 	SH	      SHARED	  NONE	      39,500
Alamosa Holdings Inc	       OTC EQ	   011589108	 $312	     40,900 	SH	      SHARED	  NONE	      40,900
Allied Waste Industries Inc    COMMON	   019589308	 $177	     20,000 	SH	      SHARED	  NONE	      20,000
AmerUs Group Co		       COMMON	   03072M108	 $504	     12,300 	SH	      SHARED	  NONE	      12,300
American Safety Ins Hldgs Ltd  COMMON	   2406167US	 $393	     28,700 	SH	      SHARED	  NONE	      28,700
AmerisourceBergen Corporation  COMMON	   03073E105	 $457	      8,500 	SH	      SHARED	  NONE	       8,500
Andrew Corporation	       OTC EQ	   034425108	 $263	     21,500 	SH	      SHARED	  NONE	      21,500
Anworth Mortgage Asset Corp    COMMON	   037347101	 $360	     31,600 	SH	      SHARED	  NONE	      31,600
Apria Healthcare Group Inc     COMMON	   037933108	 $420	     15,400 	SH	      SHARED	  NONE	      15,400
Artesyn Technologies Inc       OTC EQ	   043127109	 $618	     61,900 	SH	      SHARED	  NONE	      61,900
Ascential Software Corporation OTC EQ	   04362P207	 $269	     20,000 	SH	      SHARED	  NONE	      20,000
Assured Guaranty Ltd	       COMMON	   B00V7H8US	 $533	     32,000 	SH	      SHARED	  NONE	      32,000
Astro-Med Inc		       OTC EQ	   04638F108	 $398	     37,200 	SH	      SHARED	  NONE	      37,200
BASF AG			       COMMON	   055262505	 $395	      6,700 	SH	      SHARED	  NONE	       6,700
BTU International Inc	       OTC EQ	   056032105	 $140	     36,778 	SH	      SHARED	  NONE	      36,778
Beverly Enterprises Inc	       COMMON	   087851309	 $328	     43,300 	SH	      SHARED	  NONE	      43,300
CTS Corporation		       COMMON	   126501105	 $294	     23,300 	SH	      SHARED	  NONE	      23,300
Captaris Inc		       OTC EQ	   14071N104	 $128	     30,000 	SH	      SHARED	  NONE	      30,000
Captiva Software Corp	       OTC EQ	   14073T109	 $336	     30,000 	SH	      SHARED	  NONE	      30,000
Colgate-Palmolive Company      COMMON	   194162103	 $452	     10,000 	SH	      SHARED	  NONE	      10,000
CompuCom Systems Inc	       OTC EQ	   204780100	 $114	     24,860 	SH	      SHARED	  NONE	      24,860
Concord Communications Inc     OTC EQ	   206186108	 $212	     23,700 	SH	      SHARED	  NONE	      23,700
Consol Energy Inc	       COMMON	   20854P109	 $865	     24,800 	SH	      SHARED	  NONE	      24,800
Continental Airlines Inc       COMMON	   210795308	 $136	     16,000 	SH	      SHARED	  NONE	      16,000
Cox Radio Inc		       COMMON	   224051102	 $327	     21,900 	SH	      SHARED	  NONE	      21,900
Cymer Inc		       OTC EQ	   232572107	 $375	     13,100 	SH	      SHARED	  NONE	      13,100
D&K Healthcare Resources Inc   OTC EQ	   232861104	 $389	     39,500 	SH	      SHARED	  NONE	      39,500
Dot Hill Systems Corp	       OTC EQ	   25848T109	 $257	     32,000 	SH	      SHARED	  NONE	      32,000
EP Medsystems Inc	       OTC EQ	   26881P103	 $82	     33,100 	SH	      SHARED	  NONE	      33,100
ESS Technology Inc	       OTC EQ	   269151106	 $151	     22,000 	SH	      SHARED	  NONE	      22,000
Electro Scientific Ind Inc     OTC EQ	   285229100	 $196	     11,300 	SH	      SHARED	  NONE	      11,300
Emmis Communications Corp      OTC EQ      291525103	 $253	     14,000 	SH	      SHARED	  NONE	      14,000
Emulex Corporation	       COMMON	   292475209	 $354	     30,700 	SH	      SHARED	  NONE	      30,700
EnerSys			       COMMON	   29275Y102	 $463	     36,000 	SH	      SHARED	  NONE	      36,000
Entercom Communications Corp   COMMON      293639100	 $425	     13,000 	SH	      SHARED	  NONE	      13,000
Exar Corporation	       OTC EQ	   300645108	 $193	     13,600 	SH	      SHARED	  NONE	      13,600
ExpressJet Holdings Inc	       COMMON	   30218U108	 $395	     39,500 	SH	      SHARED	  NONE	      39,500
Freeport-McMoRan Copper & Gold COMMON	   35671D857	 $300	      7,400 	SH	      SHARED	  NONE	       7,400
Frontier Oil Corporation       COMMON	   35914P105	 $257	     10,900 	SH	      SHARED	  NONE	      10,900
GATX Corporation	       COMMON	   361448103	 $754	     28,300 	SH	      SHARED	  NONE	      28,300
Goody's Family Clothing Inc    OTC EQ	   382588101	 $773	     91,815 	SH	      SHARED	  NONE	      91,815
Health Net Inc		       COMMON	   42222G108	 $386	     15,600 	SH	      SHARED	  NONE	      15,600
Hearst-Argyle Television Inc   COMMON	   422317107	 $413	     16,900 	SH	      SHARED	  NONE	      16,900
Imperial Chemical Industries   COMMON	   452704505	 $367	     23,800 	SH	      SHARED	  NONE	      23,800
J Jill Group Inc	       OTC EQ	   466189107	 $310	     15,600 	SH	      SHARED	  NONE	      15,600
Jameson Inns Inc	       OTC EQ	   470457102	 $356	    200,000 	SH	      SHARED	  NONE	     200,000
Kimball International Inc      OTC EQ	   494274103	 $250	     18,000 	SH	      SHARED	  NONE	      18,000
LTX Corporation	               OTC EQ	   502392103	 $101	     18,600 	SH	      SHARED	  NONE	      18,600
Lufkin Industries Inc	       OTC EQ	   549764108	 $346	      9,300 	SH	      SHARED	  NONE	       9,300
MAPICS Inc	               OTC EQ	   564910107	 $194	     21,400 	SH	      SHARED	  NONE	      21,400
MFA Mortgage Investments Inc   COMMON	   55272X102	 $249	     27,000 	SH	      SHARED	  NONE	      27,000
MIPS Technologies Inc	       OTC EQ	   604567107	 $342	     60,000 	SH	      SHARED	  NONE	      60,000
Magnetek Inc	               COMMON	   559424106	 $299	     40,000 	SH	      SHARED	  NONE	      40,000
Multi-Fineline Electronix Inc  OTC EQ	   62541B101	 $597	     63,700 	SH	      SHARED	  NONE	      63,700
NBTY Inc	               COMMON	   628782104	 $507	     23,500 	SH	      SHARED	  NONE	      23,500
NOVA Chemicals Corporation     COMMON	   66977W109	 $1,397	     36,100 	SH	      SHARED	  NONE	      36,100
Navigators Group Inc	       OTC EQ	   638904102	 $257	      8,800 	SH	      SHARED	  NONE	       8,800
New Horizons Worldwide Inc     OTC EQ	   645526104	 $163	     39,087 	SH	      SHARED	  NONE	      39,087
Olin Corporation	       COMMON	   680665205	 $506	     25,300 	SH	      SHARED	  NONE	      25,300
Park Electrochemical Corp      COMMON	   700416209	 $988	     46,600 	SH	      SHARED	  NONE	      46,600
Parlex Corporation	       OTC EQ	   701630105	 $32	      6,000 	SH	      SHARED	  NONE	       6,000
Patterson-UTI Energy Inc       OTC EQ	   703481101	 $320	     16,800 	SH	      SHARED	  NONE	      16,800
Pediatrix Medical Group Inc    COMMON	   705324101	 $219	      4,000 	SH	      SHARED	  NONE	       4,000
Pep Boys - Manny, Moe & Jack   COMMON	   713278109	 $196	     14,000 	SH	      SHARED	  NONE	      14,000
Performance Technologies Inc   OTC EQ	   71376K102	 $257	     40,700 	SH	      SHARED	  NONE	      40,700
Pharmaceutical Resources, Inc  COMMON	   69888P106	 $431	     12,000 	SH	      SHARED	  NONE	      12,000
Pinnacle Airlines Corporation  OTC EQ	   723443107	 $147	     14,600 	SH	      SHARED	  NONE	      14,600
Province Healthcare Co	       COMMON	   743977100	 $389	     18,600 	SH	      SHARED	  NONE	      18,600
Quantum Fuel Systems Tech      OTC EQ      74765E109	 $188	     34,500 	SH	      SHARED	  NONE	      34,500
Radisys Corporation	       OTC EQ	   750459109	 $391	     28,000 	SH	      SHARED	  NONE	      28,000
Richardson Electronics Ltd     OTC EQ	   763165107	 $298	     31,000 	SH	      SHARED	  NONE	      31,000
Rimage Corporation	       OTC EQ	   766721104	 $280	     20,000 	SH	      SHARED	  NONE	      20,000
Rotech Healthcare Inc	       OTC EQ	   778669101	 $800	     40,000 	SH	      SHARED	  NONE	      40,000
STATS ChipPAC Ltd 	       OTC EQ	   85771T104	 $470	     78,595 	SH	      SHARED	  NONE	      78,595
SYKES Enterprises Incorporated OTC EQ	   871237103	 $230	     50,000 	SH	      SHARED	  NONE	      50,000
Saga Communications Inc	       COMMON	   786598102	 $307	     18,100 	SH	      SHARED	  NONE	      18,100
Scientific-Atlanta Inc         COMMON	   808655104	 $347	     13,400 	SH	      SHARED	  NONE	      13,400
Sensient Technologies Corp     COMMON      81725T100	 $353	     16,300 	SH	      SHARED	  NONE	      16,300
Shire Pharmaceuticals Grp PLC  OTC EQ	   82481R106	 $287	     10,000 	SH	      SHARED	  NONE	      10,000
Sprint Corporation	       COMMON	   852061100	 $483	     24,000 	SH	      SHARED	  NONE	      24,000
Steiner Leisure Limited	       OTC EQ	   2784692US	 $360	     16,300 	SH	      SHARED	  NONE	      16,300
Superconductor Tech Inc	       OTC EQ	   867931107	 $48	     44,000 	SH	      SHARED	  NONE	      44,000
Superior Essex Inc	       OTC EQ	   86815V105	 $440	     30,000 	SH	      SHARED	  NONE	      30,000
Synplicity Inc	               OTC EQ	   87160Y108	 $252	     48,800 	SH	      SHARED	  NONE	      48,800
TRW Automotive Holdings Corp   COMMON	   87264S106	 $396	     21,000 	SH	      SHARED	  NONE	      21,000
TALK America Holdings Inc      OTC EQ	   87426R202	 $399	     76,200 	SH	      SHARED	  NONE	      76,200
PT Telekomunikasi Indonesia    COMMON	   715684106	 $329	     18,600 	SH	      SHARED	  NONE	      18,600
Tidewater Inc	               COMMON	   886423102	 $257	      7,900 	SH	      SHARED	  NONE	       7,900
Titan International Inc        COMMON	   88830M102	 $212	     22,100 	SH	      SHARED	  NONE	      22,100
Triad Hospitals Inc	       COMMON	   89579K109	 $310	      9,000 	SH	      SHARED	  NONE	       9,000
Twin Disc Inc	               OTC EQ	   901476101	 $371	     14,900 	SH	      SHARED	  NONE	      14,900
USF Corporation	               OTC EQ	   91729Q101	 $280	      7,800 	SH	      SHARED	  NONE	       7,800
Viacom Inc	               COMMON	   925524100	 $340	     10,000 	SH	      SHARED	  NONE	      10,000
Wabtec Corporation	       COMMON	   929740108	 $635	     34,000 	SH	      SHARED	  NONE	      34,000
White Electronic Designs Corp  OTC EQ	   963801105	 $147	     30,000 	SH	      SHARED	  NONE	      30,000
Wireless Facilities, Inc.      OTC EQ	   97653A103	 $139	     20,000 	SH	      SHARED	  NONE	      20,000
iPass Inc. 	               OTC EQ	   46261V108	 $300	     50,000 	SH	      SHARED	  NONE	      50,000
Parlex Corporation Pref Sk     PREFERRED   701630105	 $142	      2,500 	SH	      SHARED	  NONE	       2,500
ATI Tech Inc Nov 15 Put        PUT OP	   0019418WC	 $9	     10,000 	       PUT    SHARED	  NONE	      10,000
Checkfree Corp Nov 30 Put      PUT OP	   1628138WF	 $32	     10,000 	       PUT    SHARED	  NONE	      10,000
Epicor Software Corp Dec 15    PUT OP	   29426L8XC	 $33	     10,000 	       PUT    SHARED	  NONE	      10,000
Garmin Ltd November 45 Put     PUT OP	   G372608WI	 $38	     10,000 	       PUT    SHARED	  NONE	      10,000
Grant Prideco Jan 20 Put       PUT OP	   38821G8MD	 $13	     10,000 	       PUT    SHARED	  NONE	      10,000
Ishares Russ 2000 Grth Nov 60  PUT OP	   4642878WH	 $41	     16,000 	       PUT    SHARED	  NONE	      16,000
Ishares Russ 2000 Grth Oct 60  PUT OP	   4642878VL	 $28	     16,000 	       PUT    SHARED	  NONE	      16,000
Carmax Oct 22.5	               PUT OP	   1431308VX	 $12	     10,000 	       PUT    SHARED	  NONE	      10,000
Marvell Tech Nov 27.5 PUT      PUT OP	   G5876H8WY	 $28	     10,000 	       PUT    SHARED	  NONE	      10,000
PetsMart Inc October 35 Put    PUT OP	   7167688VG	 $67	     10,000 	       PUT    SHARED	  NONE	      10,000
Tektronix Inc October 35 Put   PUT OP	   8791318VG	 $20	     10,000 	       PUT    SHARED	  NONE	      10,000
TJX Companies Jan 25 Put       PUT OP	   8725408ME	 $32	     10,000 	       PUT    SHARED	  NONE	      10,000
Total System Serv Nov 22.5 Put PUT OP	   8919068WX	 $2	     10,000 	       PUT    SHARED	  NONE	      10,000
Ixia Nov 10 Puts               PUT OP	   45071R8WB	 $11	     10,000 	       PUT    SHARED	  NONE	      10,000

			                              $36,437


